INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 19 – INCOME TAX

19.1          Components of the income tax expense:

The income tax expense for the years ended on December 31, 2020, 2019 and 2018 comprises the following:

		December 31,		December 31,		December 31,
		2020		2019		2018
Current period income tax	Ps.	1,592,062	Ps.	1,564,056	Ps.	1,746,881
Income tax surcharge (1)		84,621		—		95,630
Subtotal current period taxes	Ps.	1,676,683	Ps.	1,564,056	Ps.	1,842,511
Prior years adjustments (2)		(52,539)		(16,931)		(74,230)
Adjustment due to settlement of uncertain tax positions from prior years		8,539		(22,113)		24,277
Deferred taxes
Deferred taxes current period		203,093		647,718		357,032
Deferred taxes - Prior years adjustments (3)		7,892		(86,473)		—
Subtotal deferred taxes	Ps.	210,985	Ps.	561,245	Ps.	357,032
Total	Ps.	1,843,668	Ps.	2,086,257	Ps.	2,149,590
(1)	The income tax surcharge applicable to financial entities was declared unconstitutional for the year 2019.
(2)

In 2020, Banco de Bogotá included tax recoveries of Ps. 30,359, Banco de Occidente of Ps. 8,013, Grupo Aval Holding of Ps. 6,671 and other entities of Ps. 7,496. These correspond mainly to the effect of the ICA tax discounts that the entities used when filing the income tax return. 2018 includes tax recoveries of Ps. 50,316 in Banco de Occidente generated by the use of presumptive excesses of CREE for the years 2013 and 2014, and of Ps.17,812 in Corficolombiana due to income tax reimbursement mainly from Episol and PISA Concessionaire.

(3)

In the year 2019, adjustment were recorded in connection with a deferred tax reversal on the property, plant and equipment, which had been subject to a tax base update in accordance to the rules of the normalization tax. Banco de Occidente recorded a recovery of Ps. 63,849 and Banco Popular of Ps. 24,914.

19.2          Reconciliation of the Nominal Tax Rate and the Effective tax Rate:

The following are the existing legal provisions related to income tax:

In Colombia

The tax rules in relation to the income tax applicable during the years 2020, 2019 and 2018, among other things, establish the following:

•

The income tax rate to be 32% plus an income tax surcharge of 4% the year 2020 applicable to financial institutions, 33% in 2019 and 37% in 2018. The income tax surcharge stipulated for 2019 was declared unconstitutional by the Constitutional Court of Colombia through Judgment C-510 of October 2019.

•	Gains on the sale or disposal of non-current assets held for more than two years is taxed at 10%.
•	Gains of the entities that belong to the special free zone regime in Colombia is taxed at 20%.

•	The tax rate on presumptive income is calculated to 0.5% in the years 2020, 1.5% in the year 2019 and 3.5% in the years 2018.
•

In 2020 and 2019 on income tax discount of 50% of the industry and commerce tax paid in the taxable period can be taken this discount will increase to 100% in 2022. For 2018, this tax has the deduction treatment in the income tax.

•

Tax loss-carry forwards incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted. Tax loss carry-forwards incurred since 2017 may be offset against company taxable income over the following twelve years.

•

The “presumptive income” incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted.  The “presumptive income” incurred since 2017 may be offset by taxable income over the following five years.

•

As of 2017 the companies’ taxable income will be determined based on the new accounting regulation in force in Colombia since January 1, 2015. However, the new tax regulation also includes special income tax rules for several transactions.

The last tax reform that is in force at the time of preparation of these Financial Statements is the 2010 Law of 2019 called the Economic Growth Law. This Law replaced Law 1943 of 2018 (Financing Law) that was declared unconstitutional as of January 1, 2020 by the Constitutional Court of Colombia through Judgment C-481 of October 2019. The Economic Growth Law, among other things, establishes the following:

•

An income tax rate of 32% for 2020,  31% for 2021 and 30% for 2022 and following plus an income tax surcharge of 4% applicable to financial entities in 2018. In addition, financial institutions in Colombia with a taxable income equal to or greater than 120,000 Units of Tax Value - UVT (which by 2020 equals 35,607 pesos), are subject to a 4% income tax surcharge in 2020, and of 3% for the years 2021 and 2022.

•	The percentage of presumptive income is reduced to 0.5% in the year 2020 and to 0% from the year 2021.
•	An income tax discount 50% of the industry and commerce tax paid in the taxable period, which will increase to 100% in 2022.
•

The audit benefit is extended for taxpayers that increase their net income tax of the taxable year relative to the net income tax of the immediately preceding year by at least 30% or 20%, limiting the tax authority's rigth to examine the income tax to 6 or 12 months from the date of its presentation, respectively.

•

The expiration of a tax authority's rigth to examine the income tax will be five years after the filing date for taxpayers that declare or compensate tax losses or that are subject to the transfer pricing regime.

In other countries

Given that our subsidiary Leasing Bogotá Panamá has an international license in Panamá it is  subject to a tax rate of 0%. The subsidiaries in Guatemala are taxed at a rate of 25%; the subsidiaries in El Salvador, Honduras,  Costa Rica and Nicaragua are taxed at a rate of 30% and the subsidiaries with a local license in Panamá are taxed at a rate of 25%. The subsidiaries in Perú are taxed at a rate of 29.5% since 2017.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2020, 2019 and 2018:

	December 31,		December 31,		December 31,
	2020		2019		2018
Profit before income tax	Ps.	6,475,284	Ps.	7,451,711	Ps.	7,334,141
Enacted tax rate in Colombia		36%		33%		37%
Theoretical income tax expense		2,331,102		2,459,065		2,713,632
Nondeductible expenses		613,118		484,615		373,918
Tax losses considered non recoverable for income tax purpose		39,843		54,698		100,249
Presumptive income considered non recoverable for income tax purpose		(5,074)		7,071		33,296
Nontaxable dividends		(31,770)		(24,172)		(23,457)
Nontaxable income under equity method in associates		(79,258)		(69,399)		(39,901)
Profit (loss) on sales or appraisal of investment		2,492		(1,167)		(2,148)
Nontaxable interest income and other income		(86,195)		(19,088)		(212,992)
Other nontaxable income		(386,496)		(339,253)		(167,091)
Revenues taxable at different tax rate		5,511		(5,851)		15,378
Difference from expenses deductibles at different tax rate		—		—		(11,060)
Tax benefits in the acquisition of property and equipment		(25,470)		(42,375)		(22,715)
Tax Discounts (1)		(111,165)		(80,742)		—
Profits (losses) in Subsidiaries in tax free countries or with different tax rate (2)		(422,894)		(116,155)		(168,117)
Effect on the deferred income tax due to changes in tax rates		(102,617)		(129,172)		(308,534)
Prior year adjustments		(52,539)		(16,931)		(74,230)
Adjustments due to uncertain tax positions in previous year		8,539		(22,113)		24,277
Deferred taxes - Prior years adjustments		7,892		(86,473)		—
With holding tax (3)		134,167		—		—
Other		4,482		33,699		(80,915)
Total tax expense of the year	Ps.	1,843,668	Ps.	2,086,257	Ps.	2,149,590
Effective income tax rate		28.47%		28.00%		29.31%
(1)

Corresponds to the industry and commerce tax that during 2019 could be used as a tax discount under Law 1943 of 2018. Banco de Bogotá recorded Ps. 47,155, Banco de Occidente Ps. 7,068, Banco Popular Ps. 6,257, Banco AV Villas Ps. 10,444, Corficolombiana Ps. 8,498 and Grupo Aval Holding Ps. 1,230.

(2)

Corresponds to the effect of the difference in rate applied by entities with respect to the statutory rate of 36%. Banco Bogotá records an effect of Ps. 262,901 explained by the differential rates of LB Panamá and subsidiaries. Corficolombiana records an effect of Ps. 133,329 explained by their sunsidiaries that are not subject to the 4% income tax surcharge rate. Other entities contribute Ps. 7,611.

(3)

Expenditure for withholdings at source assumed in investments in Central America and recorded by LB Panamá. The country that contributes the most is Costa Rica, over which during 2020 it registered Ps.87,919.

19.3          Tax Losses and excess of Presumptive Income:

The following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets, as of December 31, 2020 and 2019.

		December 31,		December 31,
		2020		2019
Tax loss carry forwards expiring on:
December 31, 2024	Ps.	13	Ps.	15
December 31, 2025		23		—
December 31, 2026		904		—
December 31, 2029		175,081		174,370
December 31, 2030		298,235		279,545
December 31, 2031		244,574		156,521
December 31, 2032		112,786		4,293
December 31, 2033		5,715		—
December 31, 2034		4,443		—
December 31, 2035		3,082		—
December 31, 2036		2,838		—
Without expiration date		432,676		431,428
Subtotal	Ps.	1,280,371	Ps.	1,046,172

Excess of presumptive income expiring on:
December 31, 2020	Ps.	—	Ps.	—
December 31, 2021		—		44,318
December 31, 2022		59,128		60,302
December 31, 2023		46,894		51,056
December 31, 2024		55,195		58,965
December 31, 2025		27,222		28,380
December 31, 2026		9,469		—
Subtotal	Ps.	197,908	Ps.	243,021
Total	Ps.	1,478,279	Ps.	1,289,193

19.4          Deferred Taxes from Investments in Subsidiaries:

Grupo Aval did not recorded income tax liabilities related to temporary differences on investment subsidiaries of Ps. 10,770,417 and Ps. 10,176,800 as of December 31 2020 and 2019, respectively. These were not recognized because Grupo Aval controls the dividend policy of its subsidiaries and is able to control the timing of reversal of the related taxable temporary differences and Grupo Aval does not expect to reverse them in the foreseeable future.

19.5          Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2020, 2019 and 2018, based on current tax regulations as references for the years wherein such temporary differences will be reverted:

Year ended on December 31, 2020

	Balance as of				Credited		Credited				Balance as of
	January 1,		Bussines		(charged) to		(charged) to		Foreign exchange		December 31,
	2020		Combination		profit or loss		OCI		adjustments		2020
Deferred tax assets
Debt securities at fair value	Ps.	11,274	Ps.	26,312	Ps.	1,776	Ps.	(117)	Ps.	(11,015)	Ps.	28,230
Equity securities at fair value		365		—		(667)		577		—		275
Derivative instruments		156,543		—		136,061		317,271		55		609,930
Allowance of investments securities		173		—		389		—		—		562
Accounts receivable		147		—		45,180		—		(3)		45,324
Allowance for accounts receivable		50,144		—		(2,963)		—		—		47,181
Loans and receivables		1,650		117,600		(117,519)		—		1,892		3,623
Allowance for impairment on loans and receivables		212,223		8,495		218,844		—		9,231		448,793
Allowance for foreclosed assets		1,856		—		8,908		—		(595)		10,169
Property, plant and equipment costs		304,768		(2,305)		19,812		—		1,269		323,544
Depreciation of property, plant and equipment		36,083		—		(3,908)		—		(21)		32,154
Investment property		18,323		—		7,138		—		—		25,461
Deferred charges and intangible assets		99,584		(29,258)		117,615		—		26,728		214,669
Tax losses carry forward		56,516		26,041		3,132		—		869		86,558
Surplus of presumptive income		5,661		—		410		—		—		6,071
Provisions		223,238		2,911		(7,584)		—		2,257		220,822
Employee benefits		120,367		(1,219)		3,608		437		507		123,700
Goodwill		859		—		(436)		—		—		423
Financial assets in concession contracts		247,883		—		636,275		—		—		884,158
Biological assets		220		—		(2)		(114)		—		104
Lease agreements		586,879		10,592		1,451		—		10,779		609,701
Other		285,468		—		69,257		100,825		(10,842)		444,708
Subtotal	Ps.	2,420,224	Ps.	159,169	Ps.	1,136,777	Ps.	418,879	Ps.	31,111	Ps.	4,166,160

Deferred tax liabilities
Debt securities at fair value	Ps.	(75,114)	Ps.	—	Ps.	(27,361)	Ps.	(18,286)	Ps.	9,019	Ps.	(111,742)
Equity securities at fair value		(105,502)		—		(116,654)		(411)		18,741		(203,826)
Derivative instruments		(7,264)		—		(8,734)		2,740		64		(13,194)
Accounts receivable		(92,100)		—		(22,971)		—		—		(115,071)
Allowance of investments securities		(85,584)		—		83,779		—		—		(1,805)
Loans and receivables		(38,086)		—		308		—		10,736		(27,042)
Allowance for impairment on loans and receivables		(432,707)		(52,429)		144,414		—		(58,839)		(399,561)
Foreclosed assets		(90,276)		—		30,115		—		—		(60,161)
Provision for foreclosed assets		(8,611)		—		(1,472)		—		(305)		(10,388)
Property plant and equipment costs		(294,303)		(3,788)		30,070		—		(2,306)		(270,327)
Depreciation of property, plant and equipment		(265,505)		—		(73,426)		—		(33)		(338,964)
Investment property		(70,065)		(99)		(8,617)		(532)		(258)		(79,571)
Right-of-use		(494,923)		(16,274)		100,038		—		(11,500)		(422,659)
Deferred charges and intangible assets		(82,082)		—		(132,822)		—		(48,898)		(263,802)
Provisions		(9,408)		—		(515)		—		(11,843)		(21,766)
Employee benefits		(27,492)		—		(3,397)		1,078		(1,040)		(30,851)
Goodwill		(222,513)		—		(30,710)		—		—		(253,223)
Deferred Income		(127,223)		—		(511,215)		—		—		(638,438)
Financial assets in concession arrangements		(2,080,772)		—		(606,504)		—		—		(2,687,276)
Biological assets		(27,704)		—		(3,490)		—		—		(31,194)
Lease agreements		(231,167)		—		(48,180)		—		—		(279,347)
Other		(176,534)		—		(140,418)		11,429		79,299		(226,224)
Subtotal	Ps.	(5,044,935)	Ps.	(72,590)	Ps.	(1,347,762)	Ps.	(3,982)	Ps.	(17,163)	Ps.	(6,486,432)
Total	Ps.	(2,624,711)	Ps.	86,579	Ps.	(210,985)	Ps.	414,897	Ps.	13,948	Ps.	(2,320,272)

Year ended on December 31, 2019

		Balance as of		Change in		Credited		Credited				Balance as of
		January 1,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
		2019		policies		profit or loss		OCI		adjustments		2019
Deferred tax assets
Debt securities at fair value	Ps.	29,650	Ps.	—	Ps.	(14,680)	Ps.	(4,540)	Ps.	844	Ps.	11,274
Equity securities at fair value		622		—		(1,129)		872		—		365
Derivative instruments		73,154		—		68,038		15,351		—		156,543
Allowance of investments securities		136		—		37		—		—		173
Accounts receivable		—		—		147		—		—		147
Allowance for accounts receivable		41,390		—		8,750		—		4		50,144
Loans and receivables		14,917		—		(13,440)		—		173		1,650
Allowance for impairment on loans and receivables		159,169		—		54,517		—		(1,463)		212,223
Allowance for foreclosed assets		2,927		—		(1,203)		—		132		1,856
Property, plant and equipment costs		284,111		—		16,749		—		3,908		304,768
Depreciation of property, plant and equipment		20,903		—		15,180		—		—		36,083
Investment property		—		—		18,323		—		—		18,323
Deferred charges and intangible assets		168,856		—		(69,272)		—		—		99,584
Tax losses carry forward		299,201		—		(24,518)		(240,420)		22,253		56,516
Surplus of presumptive income		4,670		—		991		—		—		5,661
Provisions		189,882		—		35,111		—		(1,755)		223,238
Employee benefits		131,783		—		(27,270)		15,308		546		120,367
Goodwill		—		—		859		—		—		859
Deferred Income		2,587		—		(2,587)		—		—		—
Financial assets in concession contracts		158,645		—		89,238		—		—		247,883
Biological assets		104		—		282		(166)		—		220
Lease agreements		8,592		649,307		(74,500)		—		3,480		586,879
Other		271,950		—		(3,989)		18,102		(595)		285,468
Subtotal	Ps.	1,863,249	Ps.	649,307	Ps.	75,633	Ps.	(195,492)	Ps.	27,527	Ps.	2,420,224

Deferred tax liabilities
Debt securities at fair value	Ps.	(49,937)	Ps.	—	Ps.	43,565	Ps.	(65,399)	Ps.	(3,343)	Ps.	(75,114)
Equity securities at fair value		(115,877)		—		20,716		(10,773)		432		(105,502)
Derivative instruments		(17,565)		—		17,410		(10,272)		3,163		(7,264)
Accounts receivable		(287,526)		—		195,426		—		—		(92,100)
Allowance of investments securities		(23,150)		—		(62,434)		—		—		(85,584)
Loans and receivables		(63,567)		—		25,769		—		(288)		(38,086)
Allowance for impairment on loans and receivables		(270,947)		—		(163,948)		—		2,188		(432,707)
Foreclosed assets		(92,416)		—		2,140		—		—		(90,276)
Provision for foreclosed assets		(109,092)		—		100,172		—		309		(8,611)
Property plant and equipment costs		(357,384)		—		54,139		—		8,942		(294,303)
Depreciation of property, plant and equipment		(170,138)		—		(86,092)		—		(9,275)		(265,505)
Investment property		—		—		(69,732)		(333)		—		(70,065)
Right-of-use		—		(636,017)		144,618		—		(3,524)		(494,923)
Deferred charges and intangible assets		(621,878)		—		539,796		—		—		(82,082)
Provisions		(24,280)		—		21,285		—		(6,413)		(9,408)
Employee benefits		—		—		(28,020)		322		206		(27,492)
Goodwill		(193,030)		—		(29,483)		—		—		(222,513)
Deferred Income		(116,034)		—		(11,189)		—		—		(127,223)
Financial assets in concession arrangements		(898,741)		—		(1,182,031)		—		—		(2,080,772)
Biological assets		(23,333)		—		(4,371)		—		—		(27,704)
Lease agreements		(4,293)		—		(226,874)		—		—		(231,167)
Other		(243,665)		—		62,260		(1,235)		6,106		(176,534)
Subtotal	Ps.	(3,682,853)	Ps.	(636,017)	Ps.	(636,878)	Ps.	(87,690)	Ps.	(1,497)	Ps.	(5,044,935)
Total	Ps.	(1,819,604)	Ps.	13,290	Ps.	(561,245)	Ps.	(283,182)	Ps.	26,030	Ps.	(2,624,711)

Year ended on December 31, 2018

		Balance as of		Change in		Credited		Credited				Balance as of
		January 1,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
		2018		policies		profit or loss		OCI		adjustments		2018
Deferred tax assets
Debt securities at fair value	Ps.	8,081	Ps.	(2,431)	Ps.	18,840	Ps.	4,563	Ps.	597	Ps.	29,650
Equity securities at fair value		8		102		512		—		—		622
Derivative instruments		36,805		—		(102,681)		185,803		(46,773)		73,154
Allowance of investments securities		366		31		(264)		—		3		136
Allowance for accounts receivable		333		—		44,660		—		(3,603)		41,390
Loans and receivables		71,938		64,527		(121,072)		—		(476)		14,917
Allowance for impairment on loans and receivables		66,127		68,513		13,808		—		10,721		159,169
Allowance for other accounts receivable		4,649		—		(4,649)		—		—		—
Foreclosed assets		18,161		—		(15,474)		—		240		2,927
Property, plant and equipment costs		364,540		—		(77,625)		—		(2,804)		284,111
Depreciation of property, plant and equipment		11,993		—		8,854		—		56		20,903
Deferred charges and intangible assets		145,625		—		23,233		—		(2)		168,856
Tax losses carry forward		332,354		—		365,698		(402,042)		3,191		299,201
Surplus of presumptive income		2,528		—		2,142		—		—		4,670
Provisions		197,963		(11,038)		2,163		—		794		189,882
Employee benefits		98,924		—		41,406		(9,394)		847		131,783
Deferred income		—		12,349		(9,762)		—		—		2,587
Financial assets in concession contracts		28,536		(6,322)		136,431		—		—		158,645
Biological assets		169		—		(65)		—		—		104
Lease agreements		8,042		—		625		—		(75.00)		8,592
Other		123,645		(102)		(6,161)		165,680		(11,112)		271,950
Subtotal	Ps.	1,520,787	Ps.	125,629	Ps.	320,619	Ps.	(55,390)	Ps.	(48,396)	Ps.	1,863,249

Deferred tax liabilities
Debt securities at fair value	Ps.	(44,492)	Ps.	9,555	Ps.	(14,843)	Ps.	26	Ps.	(183)	Ps.	(49,937)
Equity securities at fair value		(121,226)		(298)		7,361		2,084		(3,798)		(115,877)
Derivative instruments		(87,525)		—		23,187		—		46,773		(17,565)
Accounts receivable		(306,774)		(17)		17,677		1,588		—		(287,526)
Allowance of investments securities		(182)		57		(23,025)		—		—		(23,150)
Loans and receivables		(322,746)		3,668		256,357		—		(846)		(63,567)
Allowance for impairment on loans and receivables		(397,838)		204,100		(77,442)		—		233		(270,947)
Foreclosed assets		(72,209)		—		(20,314)		—		107		(92,416)
Provision for foreclosed assets		(41,654)		—		(67,096)		—		(342)		(109,092)
Property plant and equipment costs		(363,814)		—		11,305		—		(4,875)		(357,384)
Depreciation of property, plant and equipment		(179,877)		—		9,908		—		(169)		(170,138)
Deferred charges and intangible assets		(107,721)		—		(514,157)		—		—		(621,878)
Provisions		(575)		—		(22,312)		304		(1,697)		(24,280)
Goodwill		(169,675)		—		(23,355)		—		—		(193,030)
Deferred Income		(40,534)		40,534		(116,034)		—		—		(116,034)
Financial assets in concession arrangements		(700,738)		(228,241)		30,238		—		—		(898,741)
Biological assets		(16,583)		—		(6,750)		—		—		(23,333)
Lease agreements		(32,636)		—		28,343		—		—		(4,293)
Other		(71,408)		(779)		(176,699)		(11,271)		16,492		(243,665)
Subtotal	Ps.	(3,078,207)	Ps.	28,579	Ps.	(677,651)	Ps.	(7,269)	Ps.	51,695	Ps.	(3,682,853)
Total	Ps.	(1,557,420)	Ps.	154,208	Ps.	(357,032)	Ps.	(62,659)	Ps.	3,299	Ps.	(1,819,604)

Grupo Aval offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax					Balances on Statement
December 31, 2020	amounts		Offset			of financial position
Deferred tax asset	Ps.	4,166,160	Ps.	(3,304,458)	Ps.	861,702
Deferred tax liability		(6,486,432)		3,304,458		(3,181,974)
Net	Ps.	(2,320,272)	Ps.	—	Ps.	(2,320,272)

	Gross Deferred tax					Balances on Statement
December 31, 2019	amounts		Offset			of financial position
Deferred tax asset	Ps.	2,420,224	Ps.	(2,173,626)	Ps.	246,598
Deferred tax liability		(5,044,935)		2,173,626		(2,871,309)
Net	Ps.	(2,624,711)	Ps.	—	Ps.	(2,624,711)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2020		December 31, 2019
Deferred tax asset recoverable before 12 months	Ps.	686,568	Ps.	385,937
Deferred tax asset recoverable after 12 months		3,479,592		2,034,287
Total Deferred tax asset	Ps.	4,166,160	Ps.	2,420,224

Deferred tax liability to settle before 12 months	Ps.	(1,002,096)	Ps.	(1,232,899)
Deferred tax liability to settle after 12 months		(5,484,336)		(3,812,036)
Total Deferred tax liability	Ps.	(6,486,432)	Ps.	(5,044,935)

Current tax		December 31, 2020		December 31, 2019
Current tax asset recoverable before 12 months	Ps.	871,780	Ps.	987,830
Current tax asset recoverable after 12 months		433,522		321,891
Total Current tax asset	Ps.	1,305,302	Ps.	1,309,721

Current tax liability to settle before 12 months	Ps.	(704,197)	Ps.	(698,901)
Current tax liability to settle after 12 months		(71,126)		(102,886)
Total Current tax liability	Ps.	(775,323)	Ps.	(801,787)

19.6          Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income is detailed below during the years ended on December 31, 2020, 2019 and 2018:

	December 31, 2020
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	883,022	Ps.	—	Ps.	(563)	Ps.	882,459
Hedging derivatives in foreign currency		(1,034,816)		—		310,445		(724,371)
Hedging financial liabilities in foreign currency		(366,195)		—		110,668		(255,527)
Cash Flow hedging		832		—		641		1,473
Foreign currency translation differences for foreign operations		(548,706)		42,284		11,484		(494,938)
Investment in associates and join ventures		13,059		—		(869)		12,190
Debt financial instruments		172,906		—		(22,085)		150,821
Subtotal Items that will be reclassified to profit or loss	Ps.	(879,898)	Ps.	42,284	Ps.	409,721	Ps.	(427,893)

Items that will not be reclassified to profit or loss
Effect of transfer investment properties for own use	Ps.	9,014	Ps.	—	Ps.	(765)	Ps.	8,249
Unrealized gains (losses) on equity securities at FVOCI		193,880		—		4,425		198,305
Actuarial (losses) gains from defined benefit pension plans		(9,488)		—		1,516		(7,972)
Subtotal Items that will not be reclassified to profit or loss	Ps.	193,406	Ps.	—	Ps.	5,176	Ps.	198,582
Total “other comprehensive income” during the period	Ps.	(686,492)	Ps.	42,284	Ps.	414,897	Ps.	(229,311)

	December 31, 2019
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	95,329	Ps.	—	Ps.	145	Ps.	95,474
Hedging derivatives in foreign currency		(50,318)		—		18,221		(32,097)
Hedging financial liabilities in foreign currency		(47,942)		247,153		(229,627)		(30,416)
Cash Flow hedging		13,469		—		(4,988)		8,481
Foreign currency translation differences for foreign operations		128,135		—		(1,235)		126,900
Investment in associates and joint ventures		(9,061)		—		—		(9,061)
Debt financial instruments		426,300		—		(69,707)		356,593
Subtotal Items that will be reclassified to profit or loss	Ps.	555,912	Ps.	247,153	Ps.	(287,191)	Ps.	515,874

Items that will not be reclassified to profit or loss
Effect of transfer investment properties for own use	Ps.	5,288	Ps.	—	Ps.	(333)	Ps.	4,955
Unrealized gains (losses) on equity securities at FVOCI		237,781		—		(11,288)		226,493
Actuarial (losses) gains from defined benefit pension plans		(61,222)		—		15,630		(45,592)
Subtotal Items that will not be reclassified to profit or loss	Ps.	181,847	Ps.	—	Ps.	4,009	Ps.	185,856
Total “other comprehensive income” during the period	Ps.	737,759	Ps.	247,153	Ps.	(283,182)	Ps.	701,730

	December 31, 2018
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	1,124,732	Ps.	—	Ps.	—	Ps.	1,124,732
Hedging derivatives in foreign currency		(547,310)		372,715		(227,807)		(402,402)
Hedging financial liabilities in foreign currency		(576,881)		—		176,378		(400,503)
Cash Flow hedging		(19,789)		—		6,697		(13,092)
Foreign currency translation differences for foreign operations		(299,804)		—		(16,006)		(315,810)
Debt financial instruments		(107,084)		—		11,554		(95,530)
Investment in associates and joint ventures		22,400		—		(393)		22,007
Subtotal Items that will be reclassified to profit or loss	Ps.	(403,736)	Ps.	372,715	Ps.	(49,577)	Ps.	(80,598)

Items that will not be reclassified to profit or loss
Effect of transfer investment properties for own use	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Unrealized gains (losses) on equity securities at FVOCI		(134,084)		—		(5,891)		(139,975)
Actuarial (losses) gains from defined benefit pension plans		18,013		—		(7,191)		10,822
Subtotal Items that will not be reclassified to profit or loss	Ps.	(116,071)	Ps.	—	Ps.	(13,082)	Ps.	(129,153)
Total “other comprehensive income” during the period	Ps.	(519,807)	Ps.	372,715	Ps.	(62,659)	Ps.	(209,751)

19.7          Uncertainties in Open Tax Positions

As of December 31, 2020, and 2019, Grupo Aval recognized tax uncertainty liabilities for Ps. 111,591 and Ps. 107,166 respectively. Uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, could be considered as non-deductible. The balance as of December 31, 2020 is expected to be used fully or released when the inspection rights of the tax authorities with respect to the open tax returns expire.

19.8   Withholdings tax on dividends paid between entities

On December 28, 2018, some changes to tax on distribution of dividends were introduced by means of Law 1943. From there on, there is a new withholding tax (¨WHT") on distributions made to entities, which is treated as a tax credit deducted at source when a subsequent distribution is made by the entity to an individual. In essence, the tax credit resulting from the WHT is awarded to the ultimate beneficiary, no to the entity receiving the dividend in the first place. When the entity first receives the distribution, it accounts for the WHT in equity, as a reduction in dividends payable to individuals in accordance with paragraph 65A of IAS 12. The figure does not exist with respect to payments made by LB Panamá, which is a foreign entity.